Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Operating activities
Net (loss) income for the year	$ (297,924)	$ 69,227
Adjustments for non-cash items:
Unrealized gain on changes in fair value of biological assets	(96,531)	(25,550)
Changes in fair value included in inventory sold	72,129	17,624
Depreciation of property, plant and equipment	45,366	8,004
Amortization of intangible assets	42,893	4,256
Share-based compensation	107,039	37,450
Non-cash acquisition costs	4,243	0
Impairment of investment in associate	73,289	0
Impairment of intangible assets and goodwill	9,002	0
Accrued interest and accretion expense	22,798	9,735
Accrued interest and accretion expense	(63)	(78)
Deferred tax expense (recovery)	(23,257)	6,441
Other income, net	(109,464)	(183,384)
Foreign exchange loss	(3,813)	0
Changes in non-cash working capital	(37,952)	(25,392)
Net cash used in operating activities	(192,245)	(81,667)
Investing activities
Marketable securities, derivatives and convertible debenture investments	(50,584)	(63,437)
Proceeds from disposal of marketable securities	46,975
Proceeds from disposal of marketable securities		0
Purchase of property, plant and equipment	(414,298)	(136,945)
Disposal of property, plant and equipment	0	0
Acquisition of businesses, net of cash acquired	114,213	(107,232)
Acquisition of assets, net of cash acquired	0	(587)
Acquisition of non-controlling interest	0	(10,158)
Payment of contingent consideration	(4,112)	0
Loans assumed on acquisition	0	(308)
Dividends received	828	0
Deposits	(5,453)	0
Investments in associates	134	(218,183)
Net cash used in investing activities	(312,297)	(536,850)
Financing activities
Proceeds from long-term loans	605,104	345,000
Repayment of long-term loans	(21,126)	0
Repayment of short-term loans	(238)	(184)
Restricted cash	(32,668)	(13,398)
Financing fees	(18,709)	(11,873)
Shares issued for cash, net of share issue costs	59,331	215,606
Capital contribution from non-controlling interest	5,854	0
Net cash provided by financing activities	597,548	535,151
Effect of foreign exchange on cash and cash equivalents	2,936	355
Increase (decrease) in cash and cash equivalents	95,942	(83,011)
Cash and cash equivalents, beginning of year	76,785	159,796
Cash and cash equivalents, end of year	$ 172,727	$ 76,785